Label	Element	Value
Themes Lithium & Battery Metal Miners ETF | IGO Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.50%
Themes Lithium & Battery Metal Miners ETF | Albemarle Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.20%
Themes Lithium & Battery Metal Miners ETF | Pilbara Minerals Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.30%
Themes Lithium & Battery Metal Miners ETF | Tianqi Lithium Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.00%
Themes Lithium & Battery Metal Miners ETF | Guangzhou Tinci Materials Technology Co. Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.60%
Themes Lithium & Battery Metal Miners ETF | Mineral Resources Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.40%
Themes Lithium & Battery Metal Miners ETF | AMG Critical Materials NV
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Themes Lithium & Battery Metal Miners ETF | Liontown Resources Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Themes Lithium & Battery Metal Miners ETF | Ganfeng Lithium Group Co. Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
Themes Lithium & Battery Metal Miners ETF | Zhejiang Huayou Cobalt Co. Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Themes Lithium & Battery Metal Miners ETF | Materials
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.80%
Themes Lithium & Battery Metal Miners ETF | Cash & Other
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%